Document And Entity Information	Oct. 06, 2026
Document Information [Line Items]
Entity, Registrant Name	TAOWEAVE, INC.
Document, Type	8-K
Document, Period End Date	Oct. 07, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-35376
Entity, Tax Identification Number	77-0312442
Entity, Address, Address Line One	110 16th Street, Suite 1400 - 1024
Entity, Address, City or Town	Denver
Entity, Address, State or Province	CO
Entity, Address, Postal Zip Code	80202
City Area Code	213
Local Phone Number	683-8863
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	TWAV
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000746210